Note 16 - Financial Instruments - Fair Value of Company's Investments (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Interest Rate Swap [Member]
Interest rate swap contracts, current and long term portion	$ 5,680	$ 51,453
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current and long term portion
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current and long term portion	5,680	51,453
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current and long term portion
Current FFA Contract [Member]
Interest rate swap contracts, current and long term portion	49,350
Current FFA Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contracts, current and long term portion	49,350
Current FFA Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contracts, current and long term portion
Current FFA Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contracts, current and long term portion